Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000251574
Shareholder Report [Line Items]
Fund Name	Technology ETF
Trading Symbol	TTEQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Technology ETF (the "fund") for the period of October 23, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Technology ETF	$12	0.63%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.63%
AssetsNet	$ 22,176,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 22
InvestmentCompanyPortfolioTurnover	5.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$22,176 Number of Portfolio Holdings52 Investment Advisory Fees Paid (000s)$22 Portfolio Turnover Rate5.7%
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Consumer Electronics	9.6%
Digital Systems	9.5
Infrastructure And Developer Tool Software	9.2
U.S. Internet Retail	9.0
Payments	8.2
U.S. Internet Media/Advertising	7.8
Processors	5.8
Foundry	5.2
Semiconductor Capital Equipment	4.7
Other	31.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	9.5%
NVIDIA	9.4
Amazon.com	9.1
Microsoft	8.5
Taiwan Semiconductor Manufacturing	5.2
Meta Platforms	4.9
Broadcom	3.5
Visa	2.6
Advanced Micro Devices	2.4
Mastercard	2.3